Cover Non-printing	Mar. 04, 2022
Entity Information [Line Items]
Entity Central Index Key	0001057877
Amendment Flag	false
Idaho Power [Member]
Entity Information [Line Items]
Entity Central Index Key	0000049648
Amendment Flag	false